Acquisition of AGRL (Details Textual) (USD $)	1 Months Ended	3 Months Ended			24 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Business Acquisition, Date of Acquisition Agreement				Oct. 06, 2009
Incentive Fee, Amount Paid								$ 58,000,000	$ 49,500,000	$ 82,500,000	$ 75,000,000	$ 78,000,000	$ 65,000,000	$ 94,000,000	$ 78,000,000
Incentive Shares Received		2,573,000											78,000,000
Common Stock Incentive Shares Received					530,000
Performance Fees			65,000,000
Common Stock Performance Shares Received			2,573,000
Additional Paid-in Capital			52,581,098			73,837,277	1,626
Retained Earnings			$ 106,308,297			$ 118,168,630	$ 1,626
Ordinary shares issued in acquisition (in shares)	4,210,000